First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at July 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS: 84.46%
	Airport Services - 6.87%
14,911	Aena SME SA*^	$2,374,537
7,644	Flughafen Zurich AG*^	1,228,295
51,280	Grupo Aeroportuario del Sureste SAB de CV - Class B^	927,851
		4,530,683

	Construction & Engineering - 2.85%
6,448	Eiffage SA^	657,341
11,557	VINCI SA^	1,223,596
		1,880,937

	Electric Utilities - 29.23%
25,295	Alliant Energy Corp.	1,480,516
91,500	CLP Holdings Ltd.^	943,496
12,929	Duke Energy Corp.	1,358,967
36,500	Emera, Inc.^	1,702,417
16,548	Evergy, Inc.	1,079,261
23,457	Eversource Energy	2,023,635
19,016	Exelon Corp.	889,949
37,398	First Energy Corp.	1,433,091
42,439	NextEra Energy, Inc.	3,305,998
14,530	Pinnacle West Capital Corp.	1,213,981
95,208	SSE plc^	1,908,882
28,167	Xcel Energy, Inc.	1,922,398
		19,262,591

	Environmental & Facilities Services - 1.55%
8,614	Republic Services, Inc.	1,019,553

	Gas Utilities - 7.03%
10,009	Atmos Energy Corp.	986,787
430,000	China Gas Holdings Ltd.^	1,323,880
39,176	Rubis SCA^	1,571,559
39,700	Tokyo Gas Co. Ltd.^	751,470
		4,633,696

	Highways & Railtracks - 11.54%
79,561	Atlantia SpA*^	1,443,120
299,200	CCR SA^	743,943
1,100,000	Jiangsu Expressway Co. Ltd. - Class H^	1,175,283
102,297	Promotora y Operadora de Infraestructura SAB de CV^	772,588
329,323	Transurban Group^	3,473,620
		7,608,554

	Integrated Telecommunication Services - 1.63%
94,982	Infrastrutture Wireless Italiane SpA^	1,072,938

	Multi-Utilities - 7.45%
9,060	Avista Corp.	388,040
41,817	CenterPoint Energy, Inc.	1,064,661
41,353	Dominion Energy, Inc.	3,096,099
85,377	Hera SpA^	362,807
		4,911,607

	Oil & Gas Storage & Transportation - 4.29%
11,899	Cheniere Energy, Inc.*	1,010,582
54,900	Pembina Pipeline Corp.^	1,814,745
		2,825,327

	Railroads - 7.41%
441,603	Aurizon Holdings Ltd.^	1,253,224
56,050	CSX Corp.	1,811,536
7,047	Norfolk Southern Corp.	1,816,928
		4,881,688

	Water Utilities - 4.61%
17,492	Essential Utilities, Inc.	859,207
718,000	Guangdong Investment Ltd.^	1,004,685
30,195	Severn Trent plc^	1,173,734
		3,037,626
	TOTAL COMMON STOCKS (Cost $52,053,297)	55,665,200

	MLP INVESTMENTS: 2.97%
	Oil & Gas Storage & Transportation - 2.97%
55,656	Enterprise Products Partners, LP	1,256,156
15,094	Magellan Midstream Partners, LP	703,381
	TOTAL MLP INVESTMENTS (Cost $1,494,216)	1,959,537

	REITs: 10.54%
	Real Estate - 10.54%
14,883	American Tower Corp.	4,208,912
4,367	CyrusOne, Inc.	311,236
7,118	SBA Communications Corp.	2,427,167
	TOTAL REITs (Cost $5,762,426)	6,947,315

	Total Investments in Securities (Cost $59,309,939): 97.97%	64,572,052
	Other Assets in Excess of Liabilities: 2.03%	1,339,082
	Net Assets: 100.00%	$65,911,134

	* Non-income producing security.
	^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
AG	Aktiengesellschaft is the German term for a public limited company.
SCA	Societe en commandite par actions is the French term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	56.15%
Australia	7.17%
China	6.75%
Canada	5.33%
France	5.24%
United Kingdom	4.68%
Italy	4.37%
Spain	3.60%
Mexico	2.58%
Switzerland	1.86%
Japan	1.14%
Brazil	1.13%
100.00%

First Sentier Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

First Sentier Global Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$1,072,938	$-	$1,072,938
Energy	2,825,327	-	-	2,825,327
Industrials	7,092,399	12,829,016	-	19,921,415
Utilities	22,805,007	9,040,513	-	31,845,520
Total Common Stocks	32,722,733	22,942,467	-	55,665,200
MLP Investments	1,959,537	-	-	1,959,537
REITs	6,947,315	-	-	6,947,315
Total Investments in Securities	$41,629,585	$22,942,467	$-	$64,572,052

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.